Financial risk management	12 Months Ended
Dec. 31, 2018
Financial risk management
Financial risk management

5      Financial risk management

5.1   Financial risk factors

The Company's activities expose it to a variety of financial risks: a) market risk (including currency risk, interest rate risk and commodities risk); b) credit risk; and c) liquidity risk.

A significant portion of the products sold by the Company are commodities, with prices pegged to international indices and denominated in US Dollars. Part of the costs of production, however, is denominated in Brazilian Reais and Peruvian Soles, and therefore, there is a mismatch of currencies between revenues and costs. Additionally, the Company has debts linked to different indices and currencies, which may impact its cash flows.

In order to mitigate the potential adverse effects of each financial risk factor, the Company follows a Financial Risk Management Policy that establishes governance and guidelines for the financial risk management process, as well as metrics for measurement and monitoring. This policy establishes guidelines and rules for: (i) Commodities Exposure Management, (ii) Foreign Exchange Exposure Management, (iii) Interest Rate Exposure Management, (iv) Issuers and Counterparties Risk Management, and (v) Liquidity and Financial Indebtedness Management. All strategies and proposals must comply with the Financial Risk Management Policy guidelines and rules, be presented to and discussed with the Finance Committee of the board of directors, and, when applicable, submitted for the approval of the Board of Directors, under the governance structure described in the Financial Risk Management Policy.

(a)   Market risk

The purpose of the market risk management process is to protect the Company's cash flow against adverse events, such as changes in foreign exchange rates, commodity prices and interest rates.

(i)         Foreign exchange risk

Foreign exchange risk is managed through the Company’s Financial Risk Management Policy, which states that the objectives of derivative transactions are to reduce cash flow volatility, hedge against foreign exchange exposure and minimize currency mismatches.

The US Dollar is NEXA’s functional currency, and all actions related to the market risk management process are intended to protect cash flows in this currency, maintain the ability to pay financial obligations, and comply with liquidity and indebtedness levels defined by management.

Presented below are the financial assets and liabilities in foreign currencies at December 31, 2018 – these mainly result from the foreign operations of NEXA BR for which the functional currency is the Brazilian Real.

USD amounts of foreign currency transactions	2018	2017
Assets
Cash, cash equivalents and financial investments	140,860	229,877
Derivative financial instruments	11,205	4,280
Trade accounts receivable	39,000	66,834
	191,065	300,991

Liabilities
Loans and financing	123,471	161,706
Derivative financial instruments	14,222	3,634
Trade payables	4,689	78,286
	142,382	243,626
Net exposure	48,683	57,365

(ii)        Interest rate risk

The Company's interest rate risk arises mainly from long-term loans. Loans at variable rates expose the Company to cash flow interest rate risk. Loans at fixed rates expose the Company to fair value risk associated with interest rates. For further information related to interest rates, refer to Note 15.

The Company’s Financial Risk Management Policy establishes guidelines and rules to hedge against changes in interest rates that impact the cash flows of the Company.  Exposure to each interest rate is projected until the maturity of the assets and liabilities exposed to this index.

Occasionally the Company enters into floating to fixed interest rate swaps to manage its cash flow interest rate risk.

(iii)       Commodity price risk

This risk is related to the volatility in the prices of the Company's commodities. Prices fluctuate depending on demand, production capacity, producers' inventory levels, the commercial strategies adopted by large producers, and the availability of substitutes for these products in the global market.

The Company’s Financial Risk Management Policy establishes guidelines to mitigate the risk of fluctuations in commodity prices that could impact the cash flows of the Company. The exposure to the price of each commodity considers the monthly projections of production, purchases of inputs and the maturity flows of hedges associated with them.

Commodity prices hedge transactions are classified into the following hedging strategies:

Hedges for sales of zinc at a fixed price (Customer Hedge)

The objective is to convert fixed prices sales to floating London Metal Exchange (LME) prices. The purpose of the strategy is to maintain the revenues of a business unit linked to the LME prices. These transactions usually relate to purchases of zinc for future settlement on the over-the-counter market.

Hedges for mismatches of quotational periods (Book Hedges)

The objective is to hedge quotational periods mismatches arising between the purchases of metal concentrate or processed metal and the sale of the processed metal. These transactions usually relate to purchases and sales of zinc and silver for future trading on the over-the-counter market.

Hedges for the operating margin of metals (Strategic Hedges)

The objective is to reduce the volatility of the cash flow from LME prices for zinc, copper and silver and ensure a more predicable operating margin. This strategy is carried out through the sale of zinc forward contracts. For NEXA BR, the transaction also involves the sale of US dollars forward contracts in order to hedge the operating margin in Brazilian reais.

(b)   Credit risk

Trade receivables, derivative financial instruments, term deposits, bank deposit certificates ("CDBs") and repurchase transactions backed by debentures and government securities create exposure to credit risk with respect to the counterparties and issuers. The Company has a policy of making deposits in financial institutions that have, at least, a rating from two of the following international rating agencies: Fitch, Moody’s or Standard & Poor’s. The minimum rating required for counterparties is A+/A1 (local rating scale) or BBB-/Baa3 (global rating scale). In the specific case of financial institutions in Peru where only global rating assessments are available, it will be eligible provided it has a rating of "BBB-" at least by one rating agency.

The pre-settlement risk methodology is used to assess counterparty risks in derivative transactions. This methodology consists of determining the risk associated with the likelihood (via Monte Carlo simulations) of a counterparty defaulting on the financial commitments defined by contract.

The global ratings were obtained from the rating agencies Standard & Poor's, Moody's and Fitch ratings and are related to commitments in foreign or local currency and, in both cases, they assess the capacity to honor these commitments, using a scale applicable on a global basis. Therefore, both ratings in foreign currency and in local currency are internationally comparable ratings.

The ratings used by the Company are always the most conservative ratings of the referred agencies.

In the case of credit risk arising from customer credit exposure, the Company assesses the credit quality of the customer, considering mainly the history of the relationship and financial indicators defining individual credit limits, which are continuously monitored.

The Company performs initial analyses of customer credit and, when deemed necessary, guarantees or letters of credit are obtained to mitigate the credit risk. Additionally, most sales to the United States of America, Europe and Asia are collateralized by letters of credit and credit insurance.

The following table reflects the credit quality of issuers and counterparties for transactions involving cash and cash equivalents, financial investments and derivative financial instruments:

	2018			2017
	Local rating	Global rating	Total	Local rating	Global rating	Total
Cash and cash equivalents
AAA	1,484	—	1,484	—	—	—
AA+	861	—	861	1,089	—	1,089
AA	24	78,245	78,269	—	—	—
AA-	—	20,179	20,179	—	115,269	115,269
A+	—	178,730	178,730	—	172,052	172,052
A	—	361,484	361,484	—	235,445	235,445
A-	—	29,162	29,162	3	86,189	86,192
BBB+	—	181,411	181,411	—	96,436	96,436
BBB	—	20,245	20,245	—	110,733	110,733
BBB-	—	83,919	83,919	—	—	—
No rating	3	77,191	77,194	—	201,821	201,821
	2,372	1,030,566	1,032,938	1,092	1,017,945	1,019,037

Financial investments
AAA	51,913	—	51,913	—	—	—
AA+	10,840	—	10,840	17,111	—	17,111
AA	24,965	—	24,965	—	—	—
AA-	—	—	—	180,127	4,238	184,365
A-	—	—	—	5,053	—	5,053
No rating	4,515	—	4,515	—	18	18
	92,233	—	92,233	202,291	4,256	206,547

Derivative financial instruments
AAA	3,749	—	3,749	—	—	—
AA	—	2,164	2,164	—	—	—
AA-	—	—	—	4,769	3,634	8,403
A+	—	5,275	5,275	—	3,141	3,141
A	—	17	17	—	233	233
	3,749	7,456	11,205	4,769	7,008	11,777
	98,354	1,038,022	1,136,376	208,152	1,029,209	1,237,361

(c)   Liquidity risk

This risk is managed through the Company's Financial Risk Management Policy, which aims to ensure the availability of sufficient net funds to meet the Company's financial commitments. The main liquidity measurement and monitoring instrument is the cash flow projection, using a minimum projection period of 12 months from the benchmark date.

The table below analyzes the Company's financial liabilities to be settled by the Company based on their maturity (the remaining period from the balance sheet up to the contractual maturity date).

The amounts below represent the estimated undiscounted future cash flow, which include interest to be incurred and, accordingly, do not reconcile directly with the amounts presented in the consolidated balance sheet.

	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
At December 31, 2018
Loans and financing	91,890	261,186	619,958	897,701	1,870,735
Derivative financial instruments	8,663	4,954	605.00	—	14,222
Trade payables	387,225	—	—	—	387,225
Confirming payable	70,411	—	—	—	70,411
Salaries and payroll charges	58,166	—	—	—	58,166
Related parties	63	1,517	—	—	1,580
Provisions - Asset Retirement Obligation	12,283	40,171	36,561	198,061	287,075
Use of public assets	1,411	3,092	3,485	33,658	41,646
	630,775	310,920	660,609	1,129,420	2,731,723

At December 31, 2017
Loans and financing	102,294	373,324	236,927	1,228,474	1,941,018
Derivative financial instruments	12,588	2,449	—	—	15,037
Trade payables	329,814	—	—	—	329,814
Confirming payable	111,024	—	—	—	111,024
Salaries and payroll charges	79,798	—	—	—	79,798
Dividends payable	4,138	—	—	—	4,138
Related parties	87,686	2,238	—	—	89,924
Provisions - Asset Retirement Obligation	7,526	53,429	33,186	237,788	331,929
Use of public assets	1,740	3,755	4,233	45,309	55,037
	736,607	435,195	274,346	1,511,571	2,957,719

5.2   Capital management

The Company is subject to financial covenants on its loans and financing. The compliance with the financial covenants is verified by using the gearing ratio, calculated as net debt divided by Adjusted EBITDA.

Net debt is defined as (i) loans and financing, less (ii) cash and cash equivalents, less (iii) financial investments, plus or minus (iv) the fair value of derivative financial liabilities or assets, respectively. Adjusted EBITDA for capital management calculation uses the same assumptions described in Note 1 for Adjusted EBITDA by segment.

Net debt and Adjusted EBITDA measures should not be considered in isolation or as a substitute for net income or operating income, as indicators of operating performance, or as alternatives to cash flow as measures of liquidity. Additionally, management’s calculation of Adjusted EBITDA may be different from the calculation used by other companies, including competitors in the mining and smelting industry, so these measures may not be comparable to those of other companies.

The gearing ratio is as follows:

	Note	2018	2017	2016

Loans and financing	15	1,424,867	1,447,299	1,144,385
Cash and cash equivalents	8	(1,032,938)	(1,019,037)	(915,576)
Derivative financial instruments	6	3,017	3,260	16,718
Financial investments	9	(92,233)	(206,547)	(119,498)
Net debt		302,713	224,975	126,029

Net income for the year		90,976	165,265	110,509
Plus (less):
Share in the results of associates		—	(60)	158
Depreciation and amortization	13 and 14	267,189	270,456	275,036
Net financial results	26	202,654	130,181	(79,081)
Income tax	18	40,923	106,194	98,383
EBITDA		601,742	672,034	405,003

Exceptional items	1 (i)	3,050	(4,515)	(1,079)
Adjusted EBITDA		604,792	667,519	403,924
Gearing ratio (Net Debt/Adjusted EBITDA)		0.50	0.34	0.31

5.3   Fair value estimates

Critical accounting estimates and judgments

The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. The Company uses judgment to select among a variety of methods and makes assumptions that are mainly based on market conditions existing at the end of each reporting period.

(a)   Analysis

The carrying amounts of trade accounts receivable, less impairment losses, confirming payables and advances from customers approximate their fair values. The fair value of loans and financing for disclosure purposes are estimated by discounting the future contractual cash flow at the current market interest rate and adjusted for the Company’s credit risk.

The main financial instruments and the assumptions made by the Company for their valuation are described below:

•	Cash and cash equivalents, financial investments, trade accounts receivable and other current assets - considering their nature, terms and maturity, the carrying amounts approximate their fair value.
•

Financial liabilities - these instruments are subject to the usual market interest rates. The fair value was based on the present value of expected future cash disbursement, at interest rates currently available for debt with similar maturities and terms and adjusted for the Company’s credit risk.

•

Derivative financial instruments – the fair value of the derivative financial instruments is determined by calculating their present value through yield curves at the closing dates. The curves and prices used in the calculation for each group of instruments are developed based on data from Brazilian Securities, Commodities and Futures Exchange - B3, Central Bank of Brazil, LME and Bloomberg, interpolated between the available maturities.

•

Swap contracts - the present value of both the assets and liabilities are calculated through the discount of forecasted cash flow by the interest rate of the currency in which the swap is denominated. The difference between the present value of the assets and the liabilities generates its fair value.

•

Forward contracts – the present value is estimated by discounting the notional amount multiplied by the difference between the future price at the reference date and the contracted price. The future price is calculated using the convenience yield of the underlying asset. It is common to use Asian non-deliverable forwards for hedging non-ferrous metals positions. Asian contracts are derivatives in which the underlying is the average price of certain asset over a range of days.

•

Option contracts - the present value is estimated based on Black model, with assumptions that include the underlying asset price, strike price, volatility, time to maturity and interest rate. The underlying asset price is the average price of the foreign exchange rate in the fixing month.

(b)   Fair value hierarchy

Financial assets and financial liabilities recognized and measured at fair value were classified as Level 1 and 2 in the fair value measurement hierarchy, as follows:

	Note	Level 1	Level 2	Total fair value
Assets
Cash and cash equivalents	8	1,032,938	—	1,032,938
Financial investments	9	39,167	53,065	92,233
Derivative financial instruments	6	—	11,205	11,205
Trade accounts receivables	10	—	151,058	151,058
		1,072,105	215,328	1,287,434

Liabilities
Derivative financial instruments	6	—	14,222	14,222
		—	14,222	14,222

	Note	Level 1	Level 2	Total fair value
Assets
Cash and cash equivalents	8	1,019,037	—	1,019,037
Financial investments	9	134,168	72,379	206,547
Derivative financial instruments	6	—	11,777	11,777
Trade accounts receivables	10	—	62,693	62,693
		1,153,205	146,849	1,300,054

Liabilities
Derivative financial instruments	6	—	15,037	15,037
		—	15,037	15,037

The Company discloses fair value measurements based on their level of the following fair value measurement hierarchy:

Level 1:

Quoted prices (unadjusted) in active markets for identical assets and liabilities traded in active markets at the balance sheet date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm's length basis. The quoted market price used for financial assets held by the Company is the current bid price.

Level 2:

Financial instruments not traded in an active market for which fair value is determined using valuation techniques, when all of the significant inputs required to identify the fair value of an instrument are observable. Specific valuation techniques used to value financial instruments include:

•	Quoted market prices or dealer quotes for similar instruments are used where available;
•	The fair values of interest rate swaps are calculated at the present value of the estimated future cash flow based on observable yield curves; and
•	The fair value of forward foreign exchange contracts is determined using forward exchange rates at the balance sheet date, with the resulting value discounted to present value.

Other techniques, such as discounted cash flow analysis, are used to determine the fair value for the remaining financial instruments.

Level 3:

Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) are classified as Level 3. As of December 31, 2018, there were not any financial assets and liabilities carried at fair value classified as Level 3.